Property and Equipment, Net (Tables)	12 Months Ended
Mar. 31, 2026
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net

Property and equipment, net consist of the following:

	As of March 31,
	2026	2025
	$’000	$’000
Leasehold improvement	352	167
Computers equipment	183	84
Furniture and fixtures	55	55
Office equipment	23	6
Sub-total	613	312
Less: accumulated depreciation	(294)	(155)
Property and equipment, net	319	157